 [PROVIDENT INSTITUTIONAL FUNDS LETTERHEAD]

                          TRUST FOR FEDERAL SECURITIES

                                                               December 18, 1998

Dear Shareholder:

     We are pleased to present the Annual Report to Shareholders of Trust for Federal Securities for the period ended October 31, 1998.

     Commentary on the economy, financial markets, and recent developments in our funds are contained in the accompanying Investment Adviser's Report.

     Thank you for choosing Provident Institutional Funds for your liquidity needs. We look forward to your continued support of the Funds and encourage your participation in the upcoming proxy solicitation and shareholder meeting. Should you have any question regarding the proxy or other matters, please contact your account representative or call our Client Service Center at (800) 821-7432. We welcome the opportunity to service all your short term investment needs.

                                       Sincerely,

                                       /S/ G. Willing Pepper
                                       G. Willing Pepper
                                       Chairman

                          TRUST FOR FEDERAL SECURITIES

                       ANNUAL INVESTMENT ADVISER'S REPORT

     U.S. government obligations were the clear beneficiary of the financial turbulence that characterized global markets in 1998. Driven by a near mania for safety, short-term treasury and agency securities witnessed a precipitous drop in yields that pushed three-month Treasury bills to as low as 3.65%, down from over 5.00% one year ago. In similar fashion, the thirty-year bond declined to a record low yield of 4.69%, from almost 6.40% last year. The reasons for the strong rally in government securities were many. The financial crisis in Asia last year spread around the world to South America, Latin America and especially Russia, where a devaluation of their currency and a default on debt made the situation appear particularly ominous this past summer. The near collapse of a large U.S.-based hedge fund in September also weighed heavily on investor confidence. Equity markets took their cue by plummeting approximately 20% between July and September.

     As global economic slowdowns threatened to impact the U.S., the Federal Reserve (the "Fed") began an aggressive campaign to maintain liquidity in the financial system. Between September 29 and November 17, 1998, the Fed reduced the federal funds rate three times, in 25 basis point increments, to 4.75%. The discount rate was also lowered to 4.50%. Abetted by similar moves by other central banks, financial markets gained some measure of confidence by late October. Yields on Treasury bills rose to 4.50%, as money flowed out of the safe haven of U.S. government obligations and back into equities, where markets staged strong recoveries.

     Throughout the last several quarters, the average weighted maturities of the Trust's four government funds were increased to the upper end of their designated targets as lower interest rates were anticipated. As the money market yield curves flattened, with yields of longer-term securities decreasing more than those of shorter-term securities, longer-term issues with final maturities of six to twelve months were purchased to insulate the portfolios. One-year notes were purchased for T-Fund and Treasury Trust Fund as the "flight to quality" continued in an environment where inflation remained benign and the U.S. Treasury continued to pay down debt. Discount notes with maturities of six to nine months were purchased for FedFund and Federal Trust Fund as spreads between agencies and treasuries practically doubled over the last six months, primarily due to heavy issuance by the agencies. Increased demand for securitized debt caused overnight investments to become more expensive relative to the federal funds rate. As a result, positions in term repurchase agreements and shorter-term treasury and agency names were acquired as an alternative to overnight repurchase agreements.

     The portfolios rated by Standard & Poor's (T-Fund, Federal Trust Fund and Treasury Trust Fund) and by Moody's (FedFund) adhered to the appropriate credit and maturity guidelines to maintain their AAA ratings. Total assets in the Trust's four portfolios increased by 26% over the past year.

                                  BLACKROCK INSTITUTIONAL MANAGEMENT CORPORATION

                               FEDFUND PORTFOLIO
                          Trust for Federal Securities
                            Statement of Net Assets

                                October 31, 1998
--------------------------------------------------------------------------------

                                     PAR
                        MATURITY    (000)         VALUE
                        --------   --------   --------------
U.S. GOVERNMENT AGENGY & INSTRUMENTALITY OBLIGATIONS--55.6%
  Federal Farm Credit Bank Bonds
    5.32%.............. 01/04/99   $  9,500   $    9,501,027
                                              --------------
  Federal Home Loan Bank Bonds
    5.81............... 11/04/98      8,735        8,735,025
    5.385.............. 01/22/99      6,500        6,496,993
    9.30............... 01/25/99     30,000       30,272,000
    5.43............... 02/24/99     17,750       17,742,114
    5.555.............. 02/26/99     19,000       19,000,000
    5.605.............. 03/12/99     15,000       14,998,191
    5.56............... 03/25/99     10,000        9,995,340
    5.536.............. 07/15/99     10,000        9,995,757
                                              --------------
                                                 117,235,420
                                              --------------
  Federal Home Loan Bank Discount Notes
    4.7499............. 01/20/99     50,000       49,472,222
    4.77............... 01/20/99     50,000       49,470,000
                                              --------------
                                                  98,942,222
                                              --------------
  Federal Home Loan Bank
    Variable Rate Notes+
    5.18............... 11/02/98     15,000       14,993,164
    5.25............... 11/02/98     30,000       29,997,087
                                              --------------
                                                  44,990,251
                                              --------------
  Federal Home Loan Mortgage
    Corporation Bonds
    5.527.............. 06/10/99     15,000       14,985,100
                                              --------------
  Federal Home Loan Mortgage
    Corporation Discount Notes
    4.75............... 11/10/98     36,500       36,456,656
                                              --------------
  Federal National Mortgage
    Association Bonds
    5.82............... 12/21/98      4,500        4,502,903
    5.46............... 01/14/99      2,000        2,000,488
    5.37............... 02/26/99     10,000        9,992,362
    5.60............... 04/22/99     10,000        9,993,149
    5.48............... 07/09/99     15,000       14,989,621
    4.63............... 10/14/99     20,000       19,972,533
                                              --------------
                                                  61,451,056
                                              --------------
  Federal National Mortgage Association
    Variable Rate Notes+
    5.18............... 11/02/98     30,000       29,986,631
    4.304.............. 11/03/98     58,000       58,000,000
    4.64............... 11/03/98     20,000       19,995,644
    5.4575............. 11/03/98     25,000       24,985,207
    5.1976............. 11/17/98     30,000       29,993,032
    5.0048............. 11/30/98     25,000       24,984,523
                                              --------------
                                                 187,945,037
                                              --------------

                                     PAR
                        MATURITY    (000)         VALUE
                        --------   --------   --------------
  Student Loan Marketing
    Association Bonds
    5.74%.............. 12/17/98   $ 17,000   $   17,002,601
    5.625.............. 06/30/99     10,000        9,996,085
                                              --------------
                                                  26,998,686
                                              --------------
  Student Loan Marketing Association
    Discount Notes
    4.60............... 06/30/99     30,000       29,076,167
                                              --------------
  Student Loan Marketing Association
    Variable Rate Notes+
    4.36............... 11/03/98     10,000        9,999,478
                                              --------------
        Total..............................      637,581,100
                                              --------------
REPURCHASE AGREEMENTS--44.3%
  Goldman Sachs & Co.
    4.90............... 11/04/98     50,000       50,000,000
    (Agreement dated 10/21/98 to
      be repurchased at
      $50,095,278,
      collateralized by
      $65,920,989 Federal Home
      Loan Mortgage Corporation
      Bonds and Federal National
      Mortgage Association Bonds
      5.99% to 9.487% due from
      10/25/22 to 08/18/28. The
      market value is
      $51,500,000.)
    5.25............... 11/09/98    100,000      100,000,000
    (Agreement dated 10/09/98 to
      be repurchased at
      $100,452,083,
      collateralized by
      $131,841,979 Federal Home
      Loan Mortgage Corporation
      Bonds and Federal National
      Mortgage Association Bonds
      5.99% to 9.487% due from
      10/25/22 to 08/18/28. The
      market value is
      $103,000,000.)

                               FEDFUND PORTFOLIO
                      Statement of Net Assets (Concluded)

--------------------------------------------------------------------------------

                                     PAR
                        MATURITY    (000)         VALUE
                        --------   --------   --------------
REPURCHASE AGREEMENTS (CONTINUED)
Lehman Brothers, Inc.
    5.60%.............. 11/02/98   $100,000   $  100,000,000
    (Agreement dated 10/30/98 to
      be repurchased at
      $100,046,667,
      collateralized by
      $152,398,071 Government
      National Mortgage
      Association Bonds 6.50% to
      9.00% due from 12/15/09 to
      08/15/27. The market value
      is $103,001,555.)
  Morgan Stanley & Co., Inc.
    5.5375............. 11/02/98    258,300      258,300,000
    (Agreement dated 10/30/98 to
      be repurchased at
      $258,419,195,
      collateralized by
      $330,872,000 Federal Home
      Loan Bank Bonds, Federal
      Home Loan Mortgage
      Corporation Bonds and
      Federal National Mortgage
      Association Bonds 4.23% to
      8.90% due from 11/13/98 to
      01/26/18. The market value
      is $266,783,110.)
                                              --------------
        Total..............................      508,300,000
                                              --------------

                                                    VALUE
                                                --------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $1,145,881,100*)........      99.9%     $1,145,881,100
OTHER ASSETS IN EXCESS OF
  LIABILITIES...................        0.1          1,556,565
                                     ------     --------------
NET ASSETS (equivalent to $1.00
  per share based on
  1,117,192,995 FedFund and
  30,490,104 FedFund Dollar
  Shares of beneficial interest
  outstanding)..................     100.0%     $1,147,437,665
                                     ------     --------------
                                     ------     --------------
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  ($1,147,437,665 / 1,147,683,099).........              $1.00
                                                         -----
                                                         -----

---------------
* Also cost for federal income tax purposes.
+ Variable rate obligations--the rate shown is the rate as of October 31, 1998, and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount can be recovered upon demand.

-------------------------------------------------
               FED FUND PORTFOLIO
         Maturity Schedule of Portfolio
                October 31, 1998
                   (Unaudited)
      MATURITY
       PERIOD           PAR        PERCENTAGE
    -------------   ------------   ----------
       1- 30 Days   $796,535,000      69.4%
      31- 60 Days     21,500,000       1.9
      61- 90 Days    148,000,000      12.9
      91-120 Days     46,750,000       4.1
     121-150 Days     25,000,000       2.2
    Over 150 Days    110,000,000       9.5
               Average Weighted Maturity--48 Days
-------------------------------------------------

                See accompanying notes to financial statements.

                                T-FUND PORTFOLIO
                          Trust for Federal Securities
                            Statement of Net Assets

                                October 31, 1998
--------------------------------------------------------------------------------

                                     PAR
                        MATURITY    (000)         VALUE
                        --------   --------   --------------
U.S. GOVERNMENT SECURITIES--19.0%
  U.S. Treasury Notes
    5.50%.............. 11/15/98   $ 30,000   $   29,998,478
    5.875.............. 01/31/99     75,000       75,058,169
    5.00............... 02/15/99     10,000        9,984,909
    8.875.............. 02/15/99     25,000       25,233,858
    5.50............... 02/28/99     25,000       24,996,772
    6.25............... 03/31/99     50,000       50,145,888
    6.375.............. 04/30/99    142,000      142,582,751
    6.25............... 05/31/99     50,000       50,181,595
    6.00............... 06/30/99     70,000       70,198,938
    6.75............... 06/30/99     70,000       70,525,811
    6.375.............. 07/15/99     20,000       20,261,314
    5.875.............. 07/31/99     10,000       10,024,670
    6.00............... 08/15/99     10,000       10,036,701
    6.00............... 10/15/99     40,000       40,573,305
                                              --------------
        Total..............................      629,803,159
                                              --------------
REPURCHASE AGREEMENTS--80.0%
  BZW Securities, Inc.
    5.35............... 11/02/98    150,000      150,000,000
    (Agreement dated 10/30/98 to
      be repurchased at
      $150,066,875,
      collateralized by
      $137,710,000 U.S. Treasury
      Bonds 6.00% to 6.50% due
      from 02/15/26 to 11/15/26.
      The market value is
      $153,901,790.)
  Bear Stearns & Co., Inc.
    5.40............... 11/02/98    150,000      150,000,000
    (Agreement dated 10/30/98 to
      be repurchased at
      $150,067,500,
      collateralized by
      $235,197,000 U.S. Treasury
      STRIPS due from 11/15/99
      to 08/15/19. The market
      value is $153,553,255.)
  Deutsche Morgan Grenfell, Inc.
    5.20............... 11/02/98    150,000      150,000,000
    (Agreement dated 10/30/98 to
      be repurchased at
      $150,065,000,
      collateralized by
      $120,200,000 U.S.Treasury
      Bonds 7.25% to 8.125% due
      from 05/15/16 to 05/15/21.
      The market value is
      $153,075,880.)

                                     PAR
                        MATURITY    (000)         VALUE
                        --------   --------   --------------
  Goldman Sachs & Co.
    5.15%.............. 11/02/98   $100,000   $  100,000,000
    (Agreement dated 10/02/98 to
      be repurchased at
      $100,443,472,
      collateralized by
      $96,186,000 U.S Treasury
      Notes 5.50% to 6.25% due
      from 02/29/00 to 02/15/07.
      The market value is
      $102,000,674.)
    5.38............... 11/02/98     50,000       50,000,000
    (Agreement dated 10/30/98 to
      be repurchased at
      $50,022,417,
      collateralized by
      $48,093,000 U.S. Treasury
      Notes 5.50% to 6.25% due
      from 02/29/00 to 02/15/07.
      The market value is
      $51,000,337.)
  Greenwich Capital Markets, Inc.
    5.38............... 11/02/98    250,000      250,000,000
    (Agreement dated 10/30/98 to
      be repurchased at
      $250,112,083,
      collateralized by
      $481,464,000 U.S. Treasury
      STRIPS due from 02/15/09
      to 08/15/12. The market
      value is $255,000,285.)
  Hong Kong Shanghai Bank
    Securities, Inc.
    5.375.............. 11/02/98    150,000      150,000,000
    (Agreement dated 10/30/98 to
      be repurchased at
      $150,067,187,
      collateralized by
      $108,437,000 U.S. Treasury
      Bonds 7.25% to 9.125% due
      from 08/15/17 to 08/15/22.
      The market value is
      $153,055,478.)

                                T-FUND PORTFOLIO
                      Statement of Net Assets (Continued)

--------------------------------------------------------------------------------

                                     PAR
                        MATURITY    (000)         VALUE
                        --------   --------   --------------
REPURCHASE AGREEMENTS (CONTINUED)
Merrill Lynch Government
Securities, Inc.
    5.15%.............. 11/02/98   $100,000   $  100,000,000
    (Agreement dated 10/02/98 to
      be repurchased at
      $100,443,472,
      collateralized by
      $114,797,000 U.S. Treasury
      Inflation Indexed
      Securities and STRIPS
      3.375% to 8.75% due from
      07/15/02 to 08/15/28. The
      market value is
      $102,004,123.)
    5.35............... 11/02/98    250,000      250,000,000
    (Agreement dated 10/30/98 to
      be repurchased at
      $250,111,458,
      collateralized by
      $476,866,000 U.S. Treasury
      STRIPS due from 11/15/98
      to 02/15/25. The market
      value is $255,002,025.)
    4.71............... 11/19/98    150,000      150,000,000
    (Agreement dated 10/21/98 to
      be repurchased at
      $150,569,125,
      collateralized by
      $278,512,000 U.S. Treasury
      STRIPS due from 08/15/99
      to 11/15/24. The market
      value is $153,002,894.)
  Morgan (J.P.) Securities, Inc.
    5.30............... 11/02/98    150,000      150,000,000
    (Agreement dated 10/30/98 to
      be repurchased at
      $150,066,250,
      collateralized by
      $135,070,000 U.S. Treasury
      Bonds and Notes, 5.875% to
      8.00% due from 11/30/99 to
      11/15/21. The market value
      is $153,000,020.)
  Morgan Stanley & Co.
    5.15............... 11/02/98    100,000      100,000,000
    (Agreement dated 10/02/98 to
      be repurchased at
      $100,443,472,
      collateralized by
      $80,711,000 U.S. Treasury
      Bonds and Notes 6.00% to
      8.75% due from 08/15/00 to
      08/15/20. The market value
      is $102,032,582.)

                                     PAR
                        MATURITY    (000)         VALUE
                        --------   --------   --------------
    5.3875%............ 11/02/98   $330,100   $  330,100,000
    (Agreement dated 10/30/98 to
      be repurchased at
      $330,248,201,
      collateralized by
      $350,060,000 U.S. Treasury
      Bills due 10/14/99. The
      market value is
      $336,807,779.)
    4.72............... 12/21/98    200,000      200,000,000
    (Agreement dated 10/21/98 to
      be repurchased at
      $201,599,556,
      collateralized by
      $190,653,000 U.S. Treasury
      Bonds and Notes 5.375% to
      7.875% due from 06/30/00
      to 02/15/21. The market
      value is $204,060,970.)
  Nesbitt Burns Securities, Inc.
    5.35............... 11/02/98    150,000      150,000,000
    (Agreement dated 10/30/98 to
      be repurchased at
      $150,066,875,
      collateralized by
      $141,830,000 U.S. Treasury
      Notes 5.75% to 5.875% due
      from 11/15/00 to 04/30/03.
      The market value is
      $153,045,174.)
  Salomon Brothers, Inc.
    5.37............... 11/02/98    150,000      150,000,000
    (Agreement dated 10/30/98 to
      be repurchased at
      $150,067,125,
      collateralized by
      $144,721,000 U.S. Treasury
      Notes 6.25% to 7.75% due
      from 01/31/00 to 05/31/00.
      The market value is
      $153,063,360.)
  SBC Warburg Dillon Read, Inc.
    4.75............... 11/02/98     77,000       77,000,000
    (Agreement dated 10/30/98 to
      be repurchased at
      $77,030,479,
      collateralized by
      $79,406,000 U.S. Treasury
      Bills due from 01/21/99 to
      10/14/99. The market value
      is $78,579,643.)
                                              --------------
        Total..............................    2,657,100,000
                                              --------------

                                T-FUND PORTFOLIO
                      Statement of Net Assets (Concluded)

--------------------------------------------------------------------------------

                                                  VALUE
                                              --------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $3,286,903,159*)........      99.0%   $3,286,903,159
OTHER ASSETS IN EXCESS OF
  LIABILITIES...................        1.0       34,483,257
                                     ------   --------------
NET ASSETS (equivalent to $1.00
  per share based on
  2,544,010,964 T-Fund and
  777,384,350 T-Fund Dollar
  Shares of beneficial interest
  outstanding.).................     100.0%   $3,321,386,416
                                     ------   --------------
                                     ------   --------------
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  ($3,321,386,416 / 3,321,395,314).........            $1.00
                                                       -----
                                                       -----

---------------

* Also cost for federal income tax purposes.

---------------------------------------------------
                 T-FUND PORTFOLIO
          Maturity Schedule of Portfolio
                 October 31, 1998
                    (Unaudited)
      MATURITY
       PERIOD            PAR         PERCENTAGE
    -------------   --------------   ----------
       1- 30 Days   $2,487,100,000      75.7%
      31- 60 Days      200,000,000       6.1
      91-120 Days      135,000,000       4.1
    Over 150 Days      462,000,000      14.1
                 Average Weighted Maturity--43 Days
---------------------------------------------------

                See accompanying notes to financial statements.

                          FEDERAL TRUST FUND PORTFOLIO
                          Trust for Federal Securities
                            Statement of Net Assets

                                October 31, 1998
--------------------------------------------------------------------------------

                                        PAR
                           MATURITY    (000)       VALUE
                           --------   -------   ------------
U.S. GOVERNMENT AGENCY & INSTRUMENTALITY OBLIGATIONS--100.2%
  Federal Farm Credit Bank Bonds
    5.45%................. 12/14/98   $ 5,000   $  4,998,833
    5.50.................. 04/01/99    20,000     19,999,403
                                                ------------
                                                  24,998,236
                                                ------------
  Federal Farm Credit Bank
    Discount Notes
    4.80.................. 11/03/98       750        749,800
    5.09.................. 11/03/98     1,260      1,259,644
    5.10.................. 11/05/98     1,600      1,599,093
    4.7499................ 11/18/98     4,025      4,015,972
    4.75.................. 11/23/98     5,000      4,985,486
    4.80.................. 11/23/98    11,000     10,967,733
    5.08.................. 11/23/98    17,750     17,694,896
    5.35.................. 11/25/98     1,500      1,494,650
                                                ------------
                                                  42,767,274
                                                ------------
  Federal Farm Credit Bank
    Variable Rate Notes+
    5.283................. 11/02/98    15,000     14,997,563
                                                ------------
  Federal Home Loan Bank Bonds
    6.117................. 01/29/99    13,000     13,035,822
                                                ------------
  Federal Home Loan Bank
    Discount Notes
    4.76.................. 11/18/98     2,760      2,753,796
    5.0499................ 01/04/99     3,825      3,790,660
    4.75.................. 01/20/99     8,200      8,113,444
    4.82.................. 01/27/99    15,000     14,825,275
    4.94.................. 02/10/99    25,000     24,653,514
                                                ------------
                                                  54,136,689
                                                ------------
  Federal Home Loan Bank
    Variable Rate Notes+
    5.18.................. 11/02/98    10,000      9,995,442
    5.22.................. 11/02/98    15,000     14,998,567
    5.24.................. 11/02/98    10,000      9,999,029
                                                ------------
                                                  34,993,038
                                                ------------
  Student Loan Marketing Association
    Discount Notes
    4.99.................. 01/19/99    20,000     19,780,994
    4.60.................. 06/30/99     5,000      4,846,028
                                                ------------
                                                  24,627,022
                                                ------------
  Student Loan Marketing Association
    Variable Rate Notes+
    4.37.................. 11/03/98    30,000     30,000,000
    4.405................. 11/03/98     1,000        999,980
                                                ------------
                                                  30,999,980
                                                ------------
  Tennessee Valley Authority
    Discount Notes
    5.37%................. 11/05/98   $34,000   $ 33,979,713
    4.8199................ 11/13/98    11,500     11,481,523
    4.80.................. 11/23/98     1,000        997,068
    4.72999............... 12/18/98    15,000     14,907,371
    4.80.................. 12/18/98    17,907     17,794,783
                                                ------------
                                                  79,160,458
                                                ------------

                                        PAR
                           MATURITY    (000)       VALUE
                           --------   -------   ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $319,716,082*).............    100.2%    319,716,082
LIABILITIES IN EXCESS OF OTHER
  ASSETS...........................     (0.2)       (503,016)
                                       ------   ------------
NET ASSETS (equivalent to $1.00 per
  share based on 280,733,066
  Federal Trust and 38,629,838
  Federal Trust Dollar Shares of
  beneficial interest
  outstanding).....................    100.0%   $319,213,066
                                       ------   ------------
                                       ------   ------------
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  ($319,213,066 / 319,362,904)...............          $1.00
                                                       -----
                                                       -----

---------------

* Also cost for federal income tax purposes.
+ Variable Rate Obligations--the rate shown is the rate as of October 31, 1998, and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount can be recovered upon demand.

-------------------------------------------------
          FEDERAL TRUST FUND PORTFOLIO
         Maturity Schedule of Portfolio
                October 31, 1998
                   (Unaudited)
      MATURITY
       PERIOD           PAR        PERCENTAGE
    -------------   ------------   ----------
       1- 30 Days   $173,145,000      53.9%
      31- 60 Days     37,907,000      11.8
      61- 90 Days     60,025,000      18.7
      91-120 Days     25,000,000       7.8
    Over 150 Days     25,000,000       7.8
               Average Weighted Maturity--48 Days
-------------------------------------------------

                See accompanying notes to financial statements.

                         TREASURY TRUST FUND PORTFOLIO

                          Trust for Federal Securities

                            Statement of Net Assets

                                October 31, 1998
--------------------------------------------------------------------------------

                                     PAR
                        MATURITY    (000)         VALUE
                        --------   --------   --------------
U.S. GOVERNMENT SECURITIES--57.9%
  U.S. Treasury Bills
    3.60%.............. 11/05/98   $    485   $      484,806
    3.78............... 01/07/99      1,235        1,226,312
    3.77............... 01/14/99      1,225        1,215,507
                                              --------------
                                                   2,926,625
                                              --------------
  U.S. Treasury Notes
    5.50............... 11/15/98    144,500      144,535,350
    8.875.............. 11/15/98    145,000      145,219,407
    5.125.............. 11/30/98     30,000       30,003,940
    5.625.............. 11/30/98     75,000       75,021,696
    5.125.............. 12/31/98      5,000        5,004,586
    5.00............... 01/31/99     90,000       90,044,243
    5.875.............. 01/31/99    230,000      230,571,991
    5.00............... 02/15/99     25,000       25,046,007
    8.875.............. 02/15/99     75,000       75,868,630
    5.50............... 02/28/99     50,000       50,177,618
    5.875.............. 02/28/99     30,000       30,156,885
                                              --------------
                                                 901,650,353
                                              --------------

                                                  VALUE
                                              --------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $904,576,978*)..........      57.9%   $  904,576,978
RECEIVABLE FROM SECURITIES
  MATURED.......................       40.1      627,325,000
OTHER ASSETS IN EXCESS OF
  LIABILITIES...................        2.0       31,230,730
                                     ------   --------------
NET ASSETS (equivalent to $1.00
  per share based on
  1,091,516,291 Treasury Trust
  and 471,779,381 Treasury Trust
  Dollar Shares of beneficial
  interest outstanding) ........     100.0%   $1,563,132,708
                                     ------   --------------
                                     ------   --------------
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  ($1,563,132,708 / 1,563,295,672).........            $1.00
                                                       -----
                                                       -----

---------------

* Cost for federal income tax purposes is $904,585,060.

-----------------------------------------------
         TREASURY TRUST FUND PORTFOLIO
        Maturity Schedule of Portfolio
               October 31, 1998
                  (Unaudited)
     MATURITY
      PERIOD          PAR        PERCENTAGE
    -----------   ------------   ----------
     1- 30 Days   $394,985,000      43.8%
    61- 90 Days      7,460,000       0.8
    91-120 Days    500,000,000      55.4
             Average Weighted Maturity--39 Days
-----------------------------------------------

                See accompanying notes to financial statements.

                          TRUST FOR FEDERAL SECURITIES
                            Statements of Operations
                          Year Ended October 31, 1998

                                                                                             FEDERAL      TREASURY
                                                                                              TRUST         TRUST
                                                                FEDFUND        T-FUND         FUND          FUND
                                                               PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                              -----------   ------------   -----------   -----------
Investment Income:
  Interest income...........................................  $64,254,381   $168,379,686   $16,183,890   $67,305,552
                                                              -----------   ------------   -----------   -----------
Expenses:
  Investment advisory fee...................................   1,434,444       3,773,669      364,331      1,593,104
  Administration fee........................................   1,434,444       3,773,669      364,331      1,593,104
  Trustees' fees and officer's salary.......................      26,634          57,390        6,209         20,674
  Transfer agent fee........................................      61,989         133,147       15,966         74,117
  Custodian fee.............................................     202,891         374,069       72,044        215,151
  Shareholder computer access program.......................      25,399          10,919           --          3,080
  Legal and audit...........................................      22,953          67,162        5,718         24,992
  Registration fees and expenses............................      28,011          24,351       21,183         18,659
  Printing..................................................       3,866          10,847        2,586          5,142
  Other.....................................................      30,942          64,285       11,470         32,638
                                                              -----------   ------------   -----------   -----------
                                                               3,271,573       8,289,508      863,838      3,580,661
  Service Organization fees--Dollar Shares..................     125,091       1,483,848       95,541      1,007,664
                                                              -----------   ------------   -----------   -----------
                                                               3,396,664       9,773,356      959,379      4,588,325
  Less fees waived..........................................    (957,319)     (2,190,077)    (273,913)      (999,762)
                                                              -----------   ------------   -----------   -----------
    Total expenses..........................................   2,439,345       7,583,279      685,466      3,588,563
                                                              -----------   ------------   -----------   -----------
  Net investment income.....................................  61,815,036     160,796,407   15,498,424     63,716,989
  Net realized gain from security transactions..............      59,739          56,588       61,366         79,106
                                                              -----------   ------------   -----------   -----------
  Net increase in net assets resulting from operations......  $61,874,775   $160,852,995   $15,559,790   $63,796,095
                                                              ===========   ============   ===========   ===========

                See accompanying notes to financial statements.

                          TRUST FOR FEDERAL SECURITIES
                      Statements of Changes in Net Assets

                                                                 FEDFUND PORTFOLIO                     T-FUND PORTFOLIO
                                                        -----------------------------------   -----------------------------------
                                                           YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                                        OCTOBER 31, 1998   OCTOBER 31, 1997   OCTOBER 31, 1998   OCTOBER 31, 1997
                                                        ----------------   ----------------   ----------------   ----------------
Increase (decrease) in net assets:
  Operations:
    Net investment income.............................  $    61,815,036    $     75,164,053   $    160,796,407   $    109,434,440
    Net gain (loss) on investments....................           59,739             (23,331)            56,588              8,808
                                                        ---------------    ----------------   ----------------   ----------------
    Net increase in net assets resulting from
      operations......................................       61,874,775          75,140,722        160,852,995        109,443,248
                                                        ---------------    ----------------   ----------------   ----------------
  Distributions to shareholders:
    From net investment income:
      FedFund Shares..................................      (59,247,442)        (71,336,960)                --                 --
      FedFund Dollar Shares...........................       (2,567,594)         (3,827,093)                --                 --
      T-Fund Shares...................................               --                  --       (130,717,839)       (87,961,168)
      T-Fund Dollar Shares............................               --                  --        (30,078,568)       (21,473,272)
                                                        ---------------    ----------------   ----------------   ----------------
        Total distributions to shareholders...........      (61,815,036)        (75,164,053)      (160,796,407)      (109,434,440)
                                                        ---------------    ----------------   ----------------   ----------------
  Capital share transactions (at $1 per share):
    Sale of shares....................................    6,842,819,441      10,159,957,992     30,459,048,928     22,232,918,782
    Reinvestment of dividends.........................       13,345,715          15,153,501         40,453,713         24,571,259
    Repurchase of shares..............................   (7,045,960,017)    (10,359,191,055)   (29,459,596,681)   (21,834,949,208)
                                                        ---------------    ----------------   ----------------   ----------------
    Increase (decrease) in net assets derived from
      capital share transactions......................     (189,794,861)       (184,079,562)     1,039,905,960        422,540,833
                                                        ---------------    ----------------   ----------------   ----------------
        Total increase (decrease) in net assets.......     (189,735,122)       (184,102,893)     1,039,962,548        422,549,641
Net assets:
  Beginning of period.................................    1,337,172,787       1,521,275,680      2,281,423,868      1,858,874,227
                                                        ---------------    ----------------   ----------------   ----------------
  End of period.......................................  $ 1,147,437,665    $  1,337,172,787   $  3,321,386,416   $  2,281,423,868
                                                        ===============    ================   ================   ================

                See accompanying notes to financial statements.

                          TRUST FOR FEDERAL SECURITIES
                      Statements of Changes in Net Assets

                                                                   FEDERAL TRUST                        TREASURY TRUST
                                                                  FUND PORTFOLIO                        FUND PORTFOLIO
                                                        -----------------------------------   -----------------------------------
                                                           YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                                        OCTOBER 31, 1998   OCTOBER 31, 1997   OCTOBER 31,1998    OCTOBER 31, 1997
                                                        ----------------   ----------------   ----------------   ----------------
Increase (decrease) in net assets:
  Operations:
    Net investment income.............................  $    15,498,424    $    14,504,526    $    63,716,989    $    61,147,163
    Net gain (loss) on investments....................           61,366             (8,037)            79,106             32,503
                                                        ---------------    ---------------    ---------------    ---------------
    Net increase in net assets resulting from
      operations......................................       15,559,790         14,496,489         63,796,095         61,179,666
                                                        ---------------    ---------------    ---------------    ---------------
  Distributions to shareholders:
    From net investment income:
      Federal Trust Shares............................      (13,571,694)       (12,745,296)                --                 --
      Federal Trust Dollar Shares.....................       (1,926,730)        (1,759,230)                --                 --
      Treasury Trust Shares...........................               --                 --        (44,541,445)       (43,994,646)
      Treasury Trust Dollar Shares....................               --                 --        (19,175,544)       (17,152,517)
                                                        ---------------    ---------------    ---------------    ---------------
        Total distributions to shareholders...........      (15,498,424)       (14,504,526)       (63,716,989)       (61,147,163)
                                                        ---------------    ---------------    ---------------    ---------------
  Capital share transactions (at $1 per share):
    Sale of shares....................................    1,408,226,011      1,113,408,997      9,002,283,228      8,110,835,799
    Reinvestment of dividends.........................        1,867,261          1,777,322         19,672,838         20,130,709
    Repurchase of shares..............................   (1,358,933,899)    (1,147,812,970)    (8,576,956,809)    (8,204,831,424)
                                                        ---------------    ---------------    ---------------    ---------------
    Increase (decrease) in net assets derived from
      capital share transactions......................       51,159,373        (32,626,651)       444,999,257        (73,864,916)
                                                        ---------------    ---------------    ---------------    ---------------
        Total increase (decrease) in net assets.......       51,220,739        (32,634,688)       445,078,363        (73,832,413)
Net assets:
  Beginning of period.................................      267,992,327        300,627,015      1,118,054,345      1,191,886,758
                                                        ---------------    ---------------    ---------------    ---------------
  End of period.......................................  $   319,213,066    $   267,992,327    $ 1,563,132,708    $ 1,118,054,345
                                                        ===============    ===============    ===============    ===============

                See accompanying notes to financial statements.

                          TRUST FOR FEDERAL SECURITIES
                              Financial Highlights
                (For a Share Outstanding Throughout Each Period)

                                                       FEDFUND SHARES
                               --------------------------------------------------------------
                                                   YEAR ENDED OCTOBER 31,
                               --------------------------------------------------------------
                                  1998         1997         1996         1995         1994
                               ----------   ----------   ----------   ----------   ----------
Net Asset Value, Beginning of
  Period.....................  $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                               ----------   ----------   ----------   ----------   ----------
Income From Investment
  Operations:
  Net Investment Income......       .0535        .0530        .0529        .0571        .0377
                               ----------   ----------   ----------   ----------   ----------
Less Distributions:
  Dividends to Shareholders
    From Net Investment
    Income...................      (.0535)      (.0530)      (.0529)      (.0571)      (.0377)
                               ----------   ----------   ----------   ----------   ----------
Net Asset Value, End of
  Period.....................  $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                               ==========   ==========   ==========   ==========   ==========
Total Return.................        5.48%        5.43%        5.41%        5.86%        3.84%
Ratios/Supplemental Data:
Net Assets, End of Period
  $(000).....................   1,116,979    1,220,857    1,407,529    1,377,175    1,557,562
Ratio of Expenses to Average
  Daily Net Assets(1)........         .20%         .20%         .19%         .18%         .18%
Ratio of Net Investment
  Income to Average Daily Net
  Assets.....................        5.35%        5.30%        5.29%        5.71%        3.76%

                                              FEDFUND DOLLAR SHARES
                               ---------------------------------------------------
                                             YEAR ENDED OCTOBER 31,
                               ---------------------------------------------------
                                1998       1997       1996       1995       1994
                               -------   --------   --------   --------   --------
Net Asset Value, Beginning of
  Period.....................  $  1.00   $   1.00   $   1.00   $   1.00   $   1.00
                               -------   --------   --------   --------   --------
Income From Investment
  Operations:
  Net Investment Income......    .0510      .0505      .0504      .0546      .0352
                               -------   --------   --------   --------   --------
Less Distributions:
  Dividends to Shareholders
    From Net Investment
    Income...................   (.0510)    (.0505)    (.0504)    (.0546)    (.0352)
                               -------   --------   --------   --------   --------
Net Asset Value, End of
  Period.....................  $  1.00   $   1.00   $   1.00   $   1.00   $   1.00
                               =======   ========   ========   ========   ========
Total Return.................     5.23%      5.18%      5.16%      5.61%      3.59%
Ratios/Supplemental Data:
Net Assets, End of Period
  $(000).....................   30,459    116,316    113,747    213,177    135,769
Ratio of Expenses to Average
  Daily Net Assets(1)........      .45%       .45%       .44%       .43%       .43%
Ratio of Net Investment
  Income to Average Daily Net
  Assets.....................     5.10%      5.05%      5.04%      5.46%      3.51%

---------------
(1) Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .28%, .29%, .30%, .29% and .30% , respectively, for the years ended October 31, 1998, 1997, 1996, 1995 and 1994 for FedFund Shares, and .53%, .54%, .55%, .54% and .55%,
    respectively, for the years ended October 31, 1998, 1997, 1996, 1995 and 1994 for FedFund Dollar Shares.
                See accompanying notes to financial statements.

                          TRUST FOR FEDERAL SECURITIES
                              Financial Highlights
                (For a Share Outstanding Throughout Each Period)

                                                         T-FUND SHARES
                                 --------------------------------------------------------------
                                                     YEAR ENDED OCTOBER 31,
                                 --------------------------------------------------------------
                                    1998         1997         1996         1995         1994
                                 ----------   ----------   ----------   ----------   ----------
Net Asset Value, Beginning of
  Period.......................  $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                 ----------   ----------   ----------   ----------   ----------
Income From Investment
  Operations:
  Net Investment Income........       .0532        .0528        .0528        .0565        .0368
                                 ----------   ----------   ----------   ----------   ----------
Less Distributions:
  Dividends to Shareholders
    From Net Investment
    Income.....................      (.0532)      (.0528)      (.0528)      (.0565)      (.0368)
                                 ----------   ----------   ----------   ----------   ----------
Net Asset Value, End of
  Period.......................  $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                 ==========   ==========   ==========   ==========   ==========
Total Return...................        5.46%        5.41%        5.40%        5.80%        3.75%
Ratios/Supplemental Data:
Net Assets, End of Period
  $(000).......................   2,544,001    1,765,332    1,507,603    1,211,220    1,012,977
Ratio of Expenses to Average
  Daily Net Assets.............         .20%         .20%         .19%         .18%         .18%
Ratio of Net Investment Income
  to Average Daily Net
  Assets.......................        5.31%        5.28%        5.26%        5.66%        3.65%

                                                T-FUND DOLLAR SHARES
                                 --------------------------------------------------
                                               YEAR ENDED OCTOBER 31,
                                 --------------------------------------------------
                                   1998       1997       1996      1995      1994
                                 --------   --------   --------   -------   -------
Net Asset Value, Beginning of
  Period.......................  $   1.00   $   1.00   $   1.00   $  1.00   $  1.00
                                 --------   --------   --------   -------   -------
Income From Investment
  Operations:
  Net Investment Income........     .0507      .0503      .0503     .0540     .0343
                                 --------   --------   --------   -------   -------
Less Distributions:
  Dividends to Shareholders
    From Net Investment
    Income.....................    (.0507)    (.0503)    (.0503)   (.0540)   (.0343)
                                 --------   --------   --------   -------   -------
Net Asset Value, End of
  Period.......................  $   1.00   $   1.00   $   1.00   $  1.00   $  1.00
                                 ========   ========   ========   =======   =======
Total Return...................      5.21%      5.16%      5.15%     5.55%     3.50%
Ratios/Supplemental Data:
Net Assets, End of Period
  $(000).......................   777,385    516,092    351,271    82,502    22,195
Ratio of Expenses to Average
  Daily Net Assets.............       .45%       .45%       .44%      .43%      .43%
Ratio of Net Investment Income
  to Average Daily Net
  Assets.......................      5.06%      5.03%      5.01%     5.41%     3.40%

---------------
(1) Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .27%, .29%, .30%, .29% and .29%, respectively, for the years ended October 31, 1998, 1997, 1996, 1995 and 1994 for T-Fund Shares, and .52%, .54%, .55%, .54% and .54%,
    respectively, for the years ended October 31, 1998, 1997, 1996, 1995 and 1994 for T-Fund Dollar Shares.

                See accompanying notes to financial statements.

                          TRUST FOR FEDERAL SECURITIES
                              Financial Highlights
                (For a Share Outstanding Throughout Each Period)

                                                              FEDERAL TRUST SHARES
                                              ----------------------------------------------------
                                                             YEAR ENDED OCTOBER 31,
                                              ----------------------------------------------------
                                                1998       1997       1996       1995       1994
                                              --------   --------   --------   --------   --------
Net Asset Value, Beginning of Period........  $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                              --------   --------   --------   --------   --------
Income From Investment Operations:
  Net Investment Income.....................     .0529      .0521      .0523      .0563      .0380
                                              --------   --------   --------   --------   --------
Less Distributions:
  Dividends to Shareholders From Net
    Investment Income.......................    (.0529)    (.0521)    (.0523)    (.0563)    (.0380)
                                              --------   --------   --------   --------   --------
Net Asset Value, End of Period..............  $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                              ========   ========   ========   ========   ========
Total Return................................      5.42%      5.33%      5.35%      5.77%      3.87%
Ratios/Supplemental Data:
Net Assets, End of Period $(000)............   280,580    229,292    273,752    237,718    317,769
Ratio of Expenses to Average Daily Net
  Assets(1).................................       .20%       .20%       .19%       .18%       .18%
Ratio of Net Investment Income to Average
  Daily Net Assets..........................      5.29%      5.21%      5.22%      5.61%      3.85%

                                                       FEDERAL TRUST DOLLAR SHARES
                                              ----------------------------------------------
                                                          YEAR ENDED OCTOBER 31,
                                              ----------------------------------------------
                                               1998      1997      1996      1995      1994
                                              -------   -------   -------   -------   ------
Net Asset Value, Beginning of Period........  $  1.00   $  1.00   $  1.00   $  1.00   $ 1.00
                                              -------   -------   -------   -------   ------
Income From Investment Operations:
  Net Investment Income.....................    .0504     .0496     .0498     .0538    .0355
                                              -------   -------   -------   -------   ------
Less Distributions:
  Dividends to Shareholders From Net
    Investment Income.......................   (.0504)   (.0496)   (.0498)   (.0538)  (.0355)
                                              -------   -------   -------   -------   ------
Net Asset Value, End of Period..............  $  1.00   $  1.00   $  1.00   $  1.00   $ 1.00
                                              =======   =======   =======   =======   ======
Total Return................................     5.17%     5.08%     5.10%     5.52%    3.62%
Ratios/Supplemental Data:
Net Assets, End of Period $(000)............   38,633    38,700    26,875    28,402    8,278
Ratio of Expenses to Average Daily Net
  Assets(1).................................      .45%      .45%      .44%      .43%     .43%
Ratio of Net Investment Income to Average
  Daily Net Assets..........................     5.04%     4.96%     4.97%     5.36%    3.60%

---------------
(1) Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .29%, .31%, .31%, .32% and .31%, respectively, for the years ended October 31, 1998, 1997, 1996, 1995 and 1994 for Federal Trust Shares, and .54%, .56%, .56%, .57% and .56%,
    respectively, for the years ended October 31, 1998, 1997, 1996, 1995 and 1994 for Federal Trust Dollar Shares.

                See accompanying notes to financial statements.

                          TRUST FOR FEDERAL SECURITIES
                              Financial Highlights
                (For a Share Outstanding Throughout Each Period)

                                                    TREASURY TRUST SHARES
                                  ----------------------------------------------------------
                                                    YEAR ENDED OCTOBER 31,
                                  ----------------------------------------------------------
                                     1998        1997       1996        1995         1994
                                  ----------   --------   --------   ----------   ----------
Net Asset Value, Beginning of
  Period........................  $     1.00   $   1.00   $   1.00   $     1.00   $     1.00
                                  ----------   --------   --------   ----------   ----------
Income From Investment
  Operations:
  Net Investment Income.........       .0502      .0504      .0508        .0545        .0359
                                  ----------   --------   --------   ----------   ----------
Less Distributions:
  Dividends to Shareholders From
    Net Investment Income.......      (.0502)    (.0504)    (.0508)      (.0545)      (.0359)
                                  ----------   --------   --------   ----------   ----------
Net Asset Value, End of
  Period........................  $     1.00   $   1.00   $   1.00   $     1.00   $     1.00
                                  ==========   ========   ========   ==========   ==========
Total Return....................        5.14%      5.16%      5.20%        5.59%        3.65%
Ratios/Supplemental Data:
Net Assets, End of Period
  $(000)........................   1,091,366    786,556    897,659    1,101,834    1,016,635
Ratio of Expenses to Average
  Daily Net Assets(1)...........         .20%       .20%       .19%         .18%         .18%
Ratio of Net Investment Income
  to Average Daily Net Assets...        5.02%      5.04%      5.08%        5.45%        3.57%

                                              TREASURY TRUST DOLLAR SHARES
                                  ----------------------------------------------------
                                                 YEAR ENDED OCTOBER 31,
                                  ----------------------------------------------------
                                    1998       1997       1996       1995       1994
                                  --------   --------   --------   --------   --------
Net Asset Value, Beginning of
  Period........................  $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                  --------   --------   --------   --------   --------
Income From Investment
  Operations:
  Net Investment Income.........     .0477      .0479      .0483      .0520      .0334
                                  --------   --------   --------   --------   --------
Less Distributions:
  Dividends to Shareholders From
    Net Investment Income.......    (.0477)    (.0479)    (.0483)    (.0520)    (.0334)
                                  --------   --------   --------   --------   --------
Net Asset Value, End of
  Period........................  $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                  ========   ========   ========   ========   ========
Total Return....................      4.89%      4.91%      4.95%      5.34%      3.40%
Ratios/Supplemental Data:
Net Assets, End of Period
  $(000)........................   471,767    331,498    294,228    223,272    181,934
Ratio of Expenses to Average
  Daily Net Assets(1)...........       .45%       .45%       .44%       .43%       .43%
Ratio of Net Investment Income
  to Average Daily Net Assets...      4.77%      4.79%      4.83%      5.20%      3.32%

---------------
(1) Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .28%, .30%, .30%, .29% and .29% , respectively, for the years ended October 31, 1998, 1997, 1996, 1995 and 1994 for Treasury Trust Shares, and .53%, .55%, .55%, .54% and .54%, respectively, for the years ended October 31, 1998, 1997, 1996, 1995 and 1994 for Treasury Trust Dollar Shares.

                See accompanying notes to financial statements.

                         Notes to Financial Statements

A. Trust for Federal Securities (the Company) was established as a Pennsylvania business trust under a Declaration of Trust originally dated as of May 14, 1975, and is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Company consists of four separate portfolios, FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund.

  The FedFund portfolio has two classes of shares, FedFund Shares and FedFund Dollar Shares. The T-Fund portfolio has three classes of shares, T-Fund Shares, T-Fund Dollar Shares, and T-Fund Plus Shares. Federal Trust Fund portfolio has two classes of shares, Federal Trust Shares and Federal Trust Dollar Shares. Treasury Trust Fund portfolio also has two classes of shares, Treasury Trust Shares and Treasury Trust Dollar Shares. Each portfolio's classes of shares are identical in all respects, except that Dollar Shares and Plus Shares are sold to institutions and broker-dealers (Service Organizations) which provide support services to their customers who beneficially own such shares, in consideration of the Company's payment of 0.25% (on an annualized basis) of the average daily net asset value of the Dollar Shares or Plus Shares held for the benefit of their customers. The Service Organization fee is charged to the earnings of the respective Dollar Shares or Plus Shares. The T-Fund Plus Shares also bear distribution fees of 0.15% (on an annualized basis) of their average daily net asset value payable to the Company's distributor, Provident Distributors, Inc.
(PDI), for distribution and sales support services. No T-Fund Plus Shares have been sold as of October 31, 1998.

B. Significant accounting policies are as follows:

  Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statement and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements.

  Security Valuation--Portfolio securities are valued under the amortized cost method which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Company seeks to maintain the net asset value per share of each portfolio at $1.00.

  Repurchase Agreements--The Company may purchase, for FedFund and T-Fund, money market instruments from financial institutions, such as banks and non-bank dealers, subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments, provided the repurchase agreements themselves mature in one year or less. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. Repurchase agreements with maturities in excess of seven days are subject to a seven day put feature.

  Dividends to Shareholders--Dividends are declared daily and paid monthly. Dividends payable are recorded on the dividend record date. Net income for dividend purposes includes interest accrued, discount earned and net realized short term gains on portfolio securities, less the amortization of market premium and applicable expenses. Capital gains, if any, are distributed at least once a year.

  Federal Taxes--No provision is made for federal taxes as it is the Company's intention to have each portfolio continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

  Other--Investment transactions are accounted for on the trade date and the cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Expenses not directly attributable to a specific portfolio are allocated among the portfolios based on their relative net assets.

C. Under agreements among the Company, PNC Bank, National Association (PNC Bank) and Blackrock Institutional Management Corporation (BIMC), an indirect majority owned subsidiary of PNC Bank, BIMC manages the Company's portfolios and maintains their financial accounts. PNC Bank is the Company's sub-advisor and custodian and PFPC Inc. (PFPC), an indirect wholly-owned subsidiary of PNC Bank, is the Company's transfer agent.

  In March 1998, BIMC (formerly known as PNC Institutional Management Corporation) assumed the responsibilities of PNC Bank, as sub-advisor, to provide research, credit analysis and recommendations with respect to the Fund's investments and supply certain computer facilities, personnel and other services. The personnel, facilities, and expenses related to these services have been transferred to BIMC and BIMC's obligation to pay to PNC Bank a portion of the advisory fee has been terminated.

  PDI serves as the Company's distributor. No compensation is payable by the Company to PDI for its distribution services, except that the T-Fund Plus Shares pay PDI a distribution fee of 0.15% of their average net assets per annum for distribution and sales support services.

  The Company has entered into an Administration Agreement with PFPC and PDI (the Administrators) for certain administrative services.

  In return for their advisory and administrative services, the Company pays BIMC and the Administrators each a fee, computed daily and payable monthly, based upon an annualized percentage of the combined average net assets of each portfolio as follows: .175% of the first $1 billion, .15% of the next $1 billion, .125% of the next $1 billion, .10% of the next $1 billion, .095% of the next $1 billion, .09% of the next $1 billion, .085% of the next $1 billion and
 .08% of net assets in excess of $7 billion.

  If expenses borne by any portfolio in any fiscal year exceed the applicable expense limitation imposed by state securities regulations, the Administrators and BIMC will each reimburse the portfolio for one-half of any excess expense up to the amount of fees payable to it (except where such regulations require reimbursement regardless of the fees payable to it).

  The Administrators and BIMC have also agreed to reduce their fees, on an equal basis, to the extent necessary to ensure that the total operating expenses (excluding Service Organization fees) of each portfolio do not exceed .20% of their respective average net assets. For the year ended October 31, 1998, the Administrators and BIMC waived, on an equal basis, a total of $957,319 of the administration and advisory fees payable to them with respect to FedFund, $2,190,077 with respect to T-Fund, $273,913 with respect to Federal Trust Fund and $999,762 with respect to Treasury Trust Fund.

  Service Organization fees of $1,228,542 were paid to affiliates of BIMC for the year ended October 31, 1998.

D. The Company's Declaration of Trust permits the Trustees to authorize the issuance of an unlimited number of full and fractional shares of beneficial interest (shares) in the Company and to classify or reclassify any unissued shares into one or more additional classes of shares.

     Transactions in shares of the Company are summarized as follows:

                                                                         FEDFUND PORTFOLIO
                                                               -------------------------------------
                                                                  YEAR ENDED           YEAR ENDED
                                                               OCTOBER 31, 1998     OCTOBER 31, 1997
                                                               ----------------     ----------------
Shares sold:
     FedFund................................................     6,319,523,560        7,982,671,603
     FedFund Dollar.........................................       523,295,881        2,177,286,389
Shares issued in reinvestment of dividends:
     FedFund................................................        11,390,841           11,985,551
     FedFund Dollar.........................................         1,954,874            3,167,950
Shares repurchased:
     FedFund................................................    (6,434,850,991)      (8,181,306,912)
     FedFund Dollar.........................................      (611,109,026)      (2,177,884,143)
                                                                --------------       --------------
       Net decrease in shares...............................      (189,794,861)        (184,079,562)
                                                                ==============       ==============

                                                                        T-FUND PORTFOLIO
                                                              ------------------------------------
                                                                 YEAR ENDED          YEAR ENDED
                                                              OCTOBER 31, 1998    OCTOBER 31, 1997
                                                              ----------------    ----------------
Shares sold:
     T-Fund.................................................   25,173,201,809       18,993,277,228
     T-Fund Dollar..........................................    5,285,847,119        3,239,641,554
Shares issued in reinvestment of dividends:
     T-Fund.................................................       35,843,706           21,093,890
     T-Fund Dollar..........................................        4,610,007            3,477,369
Shares repurchased:
     T-Fund.................................................  (24,430,422,061)     (18,756,649,706)
     T-Fund Dollar..........................................   (5,029,174,620)      (3,078,299,502)
                                                              ---------------     ----------------
       Net increase in shares...............................    1,039,905,960          422,540,833
                                                              ===============     ================

                                                                   FEDERAL TRUST FUND PORTFOLIO
                                                               -------------------------------------
                                                                  YEAR ENDED           YEAR ENDED
                                                               OCTOBER 31, 1998     OCTOBER 31, 1997
                                                               ----------------     ----------------
Shares sold:
     Federal Trust..........................................     1,151,951,115         883,098,652
     Federal Trust Dollar...................................       256,274,896         230,310,345
Shares issued in reinvestment of dividends:
     Federal Trust..........................................         1,627,779           1,604,400
     Federal Trust Dollar...................................           239,482             172,922
Shares repurchased:
     Federal Trust..........................................    (1,102,343,671)       (929,156,412)
     Federal Trust Dollar...................................      (256,590,228)       (218,656,558)
                                                                --------------        ------------
       Net increase (decrease) in shares....................        51,159,373         (32,626,651)
                                                                ==============        ============

                                                                 TREASURY TRUST FUND PORTFOLIO
                                                              ------------------------------------
                                                                 YEAR ENDED          YEAR ENDED
                                                              OCTOBER 31, 1998    OCTOBER 31, 1997
                                                              ----------------    ----------------
Shares sold:
     Treasury Trust.........................................    6,646,747,191       6,033,944,270
     Treasury Trust Dollar..................................    2,355,536,037       2,076,891,529
Shares issued in reinvestment of dividends:
     Treasury Trust.........................................        5,171,973           8,360,341
     Treasury Trust Dollar..................................       14,500,865          11,770,368
Shares repurchased:
     Treasury Trust.........................................   (6,347,159,817)     (6,153,431,801)
     Treasury Trust Dollar..................................   (2,229,796,992)     (2,051,399,623)
                                                               --------------      --------------
       Net increase (decrease) in shares....................      444,999,257         (73,864,916)
                                                               ==============      ==============

On October 31, 1998, one shareholder held approximately 14% of the outstanding shares of T-Fund, two shareholders held approximately 35% of the outstanding shares of Federal Trust Fund and one shareholder held approximately 14% of the outstanding shares of Treasury Trust Fund.

                   Notes to Financial Statements (Concluded)

E. At October 31, 1998, net assets consisted of:

                                                                             FEDERAL         TREASURY
                                                                              TRUST           TRUST
                                            FEDFUND           T-FUND           FUND            FUND
                                           PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO
                                         --------------   --------------   ------------   --------------
Paid-in capital........................  $1,147,683,099   $3,321,395,314   $319,362,904   $1,563,295,672
Accumulated net realized loss on
  security transactions................        (245,434)          (8,898)      (149,838)        (162,964)
                                         --------------   --------------   ------------   --------------
                                         $1,147,437,665   $3,321,386,416   $319,213,066   $1,563,132,708
                                         ==============   ==============   ============   ==============

F. At October 31, 1998, FedFund, T-Fund, Federal Trust, and Treasury Trust had capital loss carryovers amounting to $245,434, $8,898, $149,838 and $154,882, respectively, expiring at various times from 2001 to 2005. The capital loss carryovers are available to offset possible future capital gains of the corresponding portfolios.

                       Report of Independent Accountants

To the Board of Trustees and Shareholders of Trust for Federal Securities

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of FedFund Portfolio, T-Fund Portfolio, Federal Trust Fund Portfolio and Treasury Trust Fund Portfolio (constituting Trust for Federal Securities, hereafter referred to as the "Fund") at October 31, 1998, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Philadelphia, PA 19103
December 4, 1998

       Board of Trustees
         G. Willing Pepper
           Chairman
         G. Nicholas Beckwith III
         Philip E. Coldwell
         Robert R. Fortune
         Jerrold B. Harris
         Rodney D. Johnson

       Officers
         Thomas H. Nevin
           President
         Lisa M. Buono
           Treasurer
         W. Bruce McConnel, III
           Secretary

       Investment Adviser
        BlackRock Institutional
         Management Corporation
        400 Bellevue Parkway
        Wilmington, DE 19809

       Co-Administrators
         PFPC Inc.
        400 Bellevue Parkway
        Wilmington, DE 19809

        Provident Distributors, Inc.
        Four Falls Corporate Center
        6th Floor
        West Conshohocken, PA 19428

       Distributor
        Provident Distributors, Inc.
        Four Falls Corporate Center
        6th Floor
        West Conshohocken, PA 19428

       Transfer Agent
        PFPC Inc.
        P.O. Box 8950
        Wilmington, DE 19885-9628

       This report is submitted for
       the general information of the
       shareholders of the Company.
       It is not authorized for
       distribution to prospective
       investors unless accompanied
       or preceded by effective
       prospectuses for each
       portfolio of the Company,
       which contain information
       concerning the investment
       policies of the portfolios as
       well as other pertinent
       information.

       PIF-A-003
                                                        FEDFUND
                                                        T-FUND
                                                  FEDERAL TRUST FUND
                                                  TREASURY TRUST FUND

                                                 Investment Portfolios
                                                      Offered by
                                             Trust for Federal Securities
                                         [PROVIDENT INSTITUTIONAL FUNDS LOGO]
                                                     Annual Report
                                                    to Shareholders
                                                   October 31, 1998